Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Participant contributions description	Each year, participants may contribute up to 100% of pretax annual compensation, as defined in the Plan, subject to the statutory limitation of $23,000 for 2024. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Company shall make a matching contribution of 100% of the participants’ elective deferrals that are not in excess of 3% of compensation, as defined by the Plan, plus 50% of the participants’ elective deferrals in excess of 3% of compensation up to a maximum of 5% of compensation. Employer discretionary contributions may be made at the option of the Company’s Board of Directors. No discretionary contributions were made during the year. Contributions are subject to certain limitations. The Company matching contribution and up to 50% of the participant’s contribution, as elected by the participant, may be used to purchase common stock of the Company. The Plan records employer and employee contributions receivable when compensation is earned. In accordance with ASC 326, Financial Instruments - Credit Losses, no allowance for credit losses has been recorded at December 31, 2024 and 2023, as employer and employee contributions receivable have never historically incurred losses and current conditions and supportable forecasts show zero risk of nonpayment.
Statutory limitation of contribution by participants	$ 23,000
Company matching contribution	100.00%
Discretionary contributions made	$ 0
Participant contribution, used to purchase common stock percentage	50.00%
Common stock allocated to participant accounts	182,822	166,664
Percentage vested after three years of credited service	100.00%
Years of vesting service	3 years
Maximum
EBP, Description of Plan [Line Items]
Percentage of pretax annual compensation participants may contribute each year	100.00%
Elective deferrals percentage of compensation	3.00%
Elective maximum deferrals percentage of compensation	5.00%